Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Following is the composition of income tax expense:

	2018	2017	2016
Current:
Federal	$(31.9)	$(66.5)	$20.0
Foreign	106.8	47.5	397.0
State	4.7	(5.4)	(134.4)
2017 Tax Act	201.5	3,247.5	—
Total current tax expense	281.1	3,223.1	282.6
Deferred:
Federal	22.5	732.3	410.0
Foreign	248.7	(230.9)	(136.3)
State	3.4	0.2	(4.9)
2017 Tax Act	(26.2)	(1,333.5)	—
Total deferred tax (benefit) expense	248.4	(831.9)	268.8
Income taxes	$529.5	$2,391.2	$551.4

Schedule of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities as of December 31 are as follows:

	2018	2017
Deferred tax assets:
Purchases of intangible assets	$2,627.7	$441.9
Compensation and benefits	781.6	995.3
Tax credit carryforwards and carrybacks	359.4	467.5
Tax loss carryforwards and carrybacks	248.2	471.3
Product return reserves	95.3	83.4
Other comprehensive loss on hedging transactions	68.9	68.9
Debt	40.3	53.5
Contingent consideration	11.7	32.1
Other	680.1	524.3
Total gross deferred tax assets	4,913.2	3,138.2
Valuation allowances	(574.8)	(681.8)
Total deferred tax assets	4,338.4	2,456.4
Deferred tax liabilities:
Earnings of foreign subsidiaries	(1,745.3)	(16.6)
Inventories	(681.3)	(649.5)
Property and equipment	(260.9)	(247.5)
Prepaid employee benefits	(240.1)	(231.5)
Intangibles	(86.9)	(120.7)
Financial instruments	(22.8)	(41.6)
Total deferred tax liabilities	(3,037.3)	(1,307.4)
Deferred tax assets - net	$1,301.1	$1,149.0

Schedule of Additional Income Tax Disclosures	Cash payments of income taxes were as follows:

	2018	2017	2016
Cash payments of income taxes	$1,076.7	$221.5	$686.4

Schedule of Effective Income Tax Rate Reconciliation
Following is a reconciliation of the income tax expense applying the U.S. federal statutory rate to income before income taxes to reported income tax expense:

	2018	2017	2016
Income tax at the U.S. federal statutory tax rate	$772.8	$806.7	$1,146.7
Add (deduct):
International operations, including Puerto Rico	(627.1)	(480.8)	(357.2)
General business credits	(87.4)	(66.8)	(57.0)
Non-deductible acquired IPR&D(1)	309.9	300.1	—
2017 Tax Act	175.3	1,914.0	—
Other	(14.0)	(82.0)	(181.1)
Income taxes	$529.5	$2,391.2	$551.4

(1) Non-deductible acquired IPR&D was related to ARMO in 2018 and CoLucid in 2017. See Note 3 for additional information related to acquisitions.

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	2018	2017	2016
Beginning balance at January 1	$1,000.8	$843.3	$1,057.2
Additions based on tax positions related to the current year	798.2	133.8	73.4
Additions for tax positions of prior years	410.9	93.8	11.0
Reductions for tax positions of prior years	(115.4)	(59.3)	(12.1)
Settlements	(33.2)	(2.4)	(171.9)
Lapses of statutes of limitation	(20.5)	(19.3)	(110.0)
Changes related to the impact of foreign currency translation	(6.2)	10.9	(4.3)
Ending balance at December 31	$2,034.6	$1,000.8	$843.3

We recognize both accrued interest and penalties related to unrecognized tax benefits in income tax expense. We recognized income tax (benefit) expense related to interest and penalties as follows:

	2018	2017	2016
Income tax expense (benefit)	$25.1	$22.8	$(63.8)